Securities	12 Months Ended
Dec. 31, 2022
Securities [Abstract]
Securities
Note B - Securities
The following table summarizes the amortized cost and fair value of securities available for sale and securities held to maturity at December 31, 2022 and 2021, and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities Available for Sale
December 31, 2022
U.S. Government securities	$57,698	$—	$(2,906)	$54,792
U.S. Government sponsored entity securities	8,845	—	(862)	7,983
Agency mortgage-backed securities, residential	136,282	—	(14,983)	121,299
Total securities	$202,825	$—	$(18,751)	$184,074

December 31, 2021
U.S. Government securities	$20,182	$—	$(39)	$20,143
U.S. Government sponsored entity securities	25,980	109	(173)	25,916
Agency mortgage-backed securities, residential	129,942	1,476	(477)	130,941
Total securities	$176,104	$1,585	$(689)	$177,000

	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value
Securities Held to Maturity
December 31, 2022
Obligations of states and political subdivisions	$9,225	$32	$(798)	$8,459
Agency mortgage-backed securities, residential	1	—	—	1
Total securities	$9,226	$32	$(798)	$8,460

December 31, 2021
Obligations of states and political subdivisions	$10,292	$200	$(44)	$10,448
Agency mortgage-backed securities, residential	2	—	—	2
Total securities	$10,294	$200	$(44)	$10,450

At year-end 2022, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity.  At year-end 2021, there were holdings of $18,500 in securities issued by the Federal Farm Credit Bank that exceeded 10% of shareholders’ equity.
During 2022, proceeds from the sales of debt securities totaled $10,963 with gross losses of $1,537 recognized. During 2021, proceeds from the sales of debt securities totaled $47,666 with gross losses of $1,066 recognized.
Securities with a carrying value of approximately $126,318 at December 31, 2022 and $123,742 at December 31, 2021 were pledged to secure public deposits and repurchase agreements and for other purposes as required or permitted by law.
Unrealized losses on the Company’s debt securities have not been recognized into income because the issuers’ securities were of high credit quality as of December 31, 2022, and management does not intend to sell, and it is likely that management will not be required to sell, the securities prior to their anticipated recovery.  Management does not believe any individual unrealized loss at December 31, 2022 and 2021 represents an OTTI.
The amortized cost and estimated fair value of debt securities at December 31, 2022, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers may have the right to call or prepay the debt obligations prior to their contractual maturities. Securities not due at a single maturity are shown separately.
	Available for Sale		Held to Maturity
Debt Securities:	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$7,019	$6,921	$789	$787
Due in one to five years	54,524	51,540	3,903	3,735
Due in five to ten years	5,000	4,314	2,263	1,976
Due after ten years	—	—	2,270	1,961
Agency mortgage-backed securities, residential	136,282	121,299	1	1
Total debt securities	$202,825	$184,074	$9,226	$8,460

The following table summarizes securities with unrealized losses at December 31, 2022 and December 31, 2021, aggregated by major security type and length of time in a continuous unrealized loss position:
December 31, 2022	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government securities	$36,460	$(977)	$18,332	$(1,929)	$54,792	$(2,906)
U.S. Government sponsored entity securities	2,786	(60)	5,197	(802)	7,983	(862)
Agency mortgage-backed securities, residential	71,510	(7,178)	49,789	(7,805)	121,299	(14,983)
Total available for sale	$110,756	$(8,215)	$73,318	$(10,536)	$184,074	$(18,751)

	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss
Obligations of states and political subdivisions	$4,084	$(366)	$2,218	$(432)	$6,302	$(798)
Total held to maturity	$4,084	$(366)	$2,218	$(432)	$6,302	$(798)

December 31, 2021	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government securities	$20,143	$(39)	$—	$—	$20,143	$(39)
U.S. Government sponsored entity securities	18,307	(173)	—	—	18,307	(173)
Agency mortgage-backed securities, residential	64,560	(477)	—	—	64,560	(477)
Total available for sale	$103,010	$(689)	$—	$—	$103,010	$(689)

	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss
Obligations of states and political subdivisions	$2,617	$(38)	$130	$(6)	$2,747	$(44)
Total held to maturity	$2,617	$(38)	$130	$(6)	$2,747	$(44)